Nature of the Business (Details) $ in Thousands	1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) subsidiary	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Number of wholly owned subsidiaries | subsidiary										5
Accumulated deficit		$ (308,678)						$ (308,678)		$ (146,770)	$ (91,895)
Net losses incurred for the period		(25,650)	$ (56,825)	$ (79,433)	$ (10,702)	$ (6,660)	$ (5,523)	(161,908)	$ (22,885)	$ (54,875)	$ (29,024)
Cash balance		8,600		$ 20,500				8,600
Business combination proceeds	$ 178,800							178,800
Expected capital raise		$ 230,000						230,000				$ 355,000
Amount of redemption								132,800
Proceeds from PIPE								128,500
PIPE expenses								3,148
Wejo Group
Debt Instrument [Line Items]
Amount of redemption								$ 7,500